SEGMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS

13. SEGMENTS

The Company’s reportable segments consist of three types of real estate properties for which the Company’s chief operating decision maker (CODM), which is our Chief Executive Officer, has the final decision when allocating capital and personnel to the various segments, internally evaluate operating performance and financial results: Office/Industrial Properties, Model Home Properties and Retail Properties. The Company also has certain corporate-level activities including accounting, finance, legal administration, and management information systems which are not considered separate operating segments. There is no material inter-segment activity.

The CODM evaluates the performance of our segments based upon an internal net operating income (“NOI”), which is a non-GAAP supplemental financial measure on a quarterly basis as disclosed in the 10-Qs and 10-Ks. We believe that NOI is a widely accepted measure of comparative operating performance in the real estate community. However, our use of the term NOI may not be comparable to that of other real estate companies as they may have different methodologies for computing this amount. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements, parking income, and other operating income, net of provision for bad debt) less rental operating costs (property operating expenses, real estate taxes, insurance, utilities, repairs and maintenance, and asset management fees) excluding interest expense. NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income & expenses, depreciation & amortization, real estate acquisition fees & expenses, non-cash impairments and corporate general & administrative expenses. Quarterly, the Company reviews and tests for non-cash impairments, as required by GAAP, on all our properties (i.e., Office/Industrial Properties, Retail Properties, and Model Home Properties); however, the CODM does not consider those non-cash impairments with evaluating the segment’s cash operations and NOI.

The CODM uses NOI to evaluate and assess each segments’ performance and in deciding how to allocate resources. For Model Home performance, the CODM also includes the gain or loss on sale of real estate assets net of any impairments, because we believe that is a major component in the operating success of the segment and part of the business model for Model Homes. The gain on sale of model homes resulted in cash flows to the Company that the CODM can decide on how to allocate to future operations.

The following tables compare the Company’s segment activity and NOI and adjusted NOI for Model Home income to its results of operations and financial position as of and for the three months ended March 31, 2026 and 2025, respectively. The line items listed in the below NOI tables include the significant expense considered by the CODM for cash allocations on future investments. The Other Non-Segment & Consolidating Items represent corporate activity, the investment in Conduit, and other eliminating items for consolidation. The information for Corporate and Other are presented to reconcile back to the consolidated statement of operations, but is not considered a reportable segment. This includes the loss on Conduit marketable securities.

The following tables compare the Company’s segment activity to its results of operations and financial position as of and for the three months ended March 31, 2026, and March 31, 2025:

	For the Three Months Ended March 31, 2026
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$93,574	$2,670,580	$919,890	$—	$3,684,044
Fees and other income	—	82,800	5,534	422	88,756
Total revenue	93,574	2,753,380	925,424	422	3,772,800
Costs and expenses:
Rental operating costs	4,832	1,630,837	48,877	(140,105)	1,544,441
General and administrative	—	17,499	226,882	1,429,442	1,673,823
Depreciation and amortization	22,928	784,276	191,292	473	998,969
Impairment of goodwill and real estate assets	—	448,734	75,639	—	524,373
Total costs and expenses	27,760	2,881,346	542,690	1,289,810	4,741,606
Other income (expense):
Interest expense - mortgage notes	(43,117)	(1,543,083)	(462,558)	(1,316)	(2,050,074)
Interest and other income, net	—	—	9	5,140	5,149
Net loss in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	1,985	1,985
Gain on sales of real estate, net	—	—	172,096	—	172,096
Gain on disposition of assets and liabilities, net	—	3,416,501	—	—	3,416,501
Income tax (expense) benefit	—	—	(15,657)	(2,400)	(18,057)
Total other income (expense), net	(43,117)	1,873,418	(306,110)	3,409	1,527,600
Net income (loss)	22,697	1,745,452	76,624	(1,285,979)	558,794
Less: Income attributable to noncontrolling interests	—	2,053	(119,938)	—	(117,885)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$22,697	$1,747,505	$(43,314)	$(1,285,979)	$440,909

	For the Three Months Ended March 31, 2025
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$262,878	$2,854,030	$915,521	$-	$4,032,429
Fees and other income	400	62,362	(1,754)	31,747	92,755
Total revenue	263,278	2,916,392	913,767	31,747	4,125,184
Costs and expenses:
Rental operating costs	100,568	1,618,365	48,157	(154,448)	1,612,642
General and administrative	—	16,850	229,961	1,415,167	1,661,978
Depreciation and amortization	31,689	999,169	212,012	1,234	1,244,104
Impairment of goodwill and real estate assets	—	—	26,943	—	26,943
Total costs and expenses	132,257	2,634,384	517,073	1,261,953	4,545,667
Other income (expense):
Interest expense - mortgage notes	(158,097)	(891,330)	(459,710)	(1,333)	(1,510,470)
Interest and other income, net	—	—	8	5,141	5,149
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	(176,658)	(176,658)
Gain on sales of real estate, net	4,213,068	—	240,900	—	4,453,968
Income tax (expense) benefit	—	—	(22,171)	47,580	25,409
Total other income (expense), net	4,054,971	(891,330)	(240,973)	(125,270)	2,797,398
Net income (loss)	4,185,992	(609,322)	155,721	(1,355,476)	2,376,915
Less: Income attributable to noncontrolling interests	—	(17,959)	(93,604)	—	(111,563)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$4,185,992	$(627,281)	$62,117	$(1,355,476)	$2,265,352

Since a significant portion of the total operating expense for Retail and Office/Industrial are recouped as part of recovery revenue, the CODM looks at NOI as a whole when reviewing the segments. For the Model Home segment, the properties are leased on a triple net basis and the tenants are responsible for a significant portion of the operating expenses. Therefore, the CODM focuses on Model Home revenue, any impairments and the gain on sale of model homes.

The CODM reviews on a regular basis the GAAP performance of each segment, including the significant segment expenses reported for GAAP shown in the table below. Our significant segment expenses include consolidated expense categories presented in our consolidated statements of operations, as well as rental operating costs. This information is provided to the CODM and factors into the CODM’s decision making for company-wide strategy. The following tables compare the Company’s segment activity and to its results of GAAP operations and financial position for the three months ended March 31, 2026 and 2025, respectively. The information for Corporate and Other are presented to reconcile back to the consolidated statement of operations, but is not considered a reportable segment as noted above.

	For the Three Months Ended March 31, 2026
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$93,574	$2,234,494	$919,890	$—	$3,247,958
Recovery revenue	—	436,086	—	—	436,086
Other operating revenue	—	82,800	5,534	422	88,756
Total revenues	93,574	2,753,380	925,424	422	3,772,800

Rental operating costs	4,832	1,630,837	48,877	(140,105)	1,544,441
Net Operating Income (NOI)	88,742	1,122,543	876,547	140,527	2,228,359

Gain on Sale - Model Homes	—	—	172,096	—	172,096
Impairment of Model Homes	—	—	(75,639)	—	(75,639)

Adjusted NOI	$88,742	$1,122,543	$973,004	$140,527	$2,324,816

	For the Three Months Ended March 31, 2025
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$206,439	$2,467,551	$915,521	$—	$3,589,511
Recovery revenue	56,439	386,479	—	—	442,918
Other operating revenue	400	62,362	(1,754)	31,747	92,755
Total revenues	263,278	2,916,392	913,767	31,747	4,125,184

Rental operating costs	100,568	1,618,365	48,157	(154,448)	1,612,642
Net Operating Income (NOI)	162,710	1,298,027	865,610	186,195	2,512,542

Gain on Sale - Model Home	—	—	240,899	—	240,899
Impairment of Model Homes	—	—	(26,943)	—	(26,943)

Adjusted NOI	$162,710	$1,298,027	$1,079,566	$186,195	$2,726,498

	March 31,	December 31,
Assets by Reportable Segment:	2026	2025
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$61,748,416	$67,445,290
Total assets (2)	$69,016,593	$68,980,087
Model Home Properties:
Land, buildings and improvements, net (1)	$34,253,639	$36,688,462
Total assets (2)	$34,519,643	$37,301,777
Retail Properties:
Land, buildings and improvements, net (1)	$4,485,923	$4,508,851
Total assets (2)	$4,652,651	$4,669,852
Reconciliation to Total Assets:
Total assets for reportable segments	$108,188,887	$110,951,716
Corporate and other assets:
Cash, cash equivalents and restricted cash	116,685	173,621
Other assets, net	2,941,203	10,927,537
Total Assets	$111,246,775	$122,052,874

(1)	Includes lease intangibles.

(2)

Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	For the Three Months Ended March 31,
Capital Expenditures by Reportable Segment	2026	2025
Office/Industrial Properties:
Capital expenditures and tenant improvements, office	$66,807	$360,708
Model Home Properties:
Acquisition of operating properties, model home	—	4,270,192
Retail Properties:
Acquisition of operating properties	—	—
Capital expenditures and tenant improvements, retail	—	—
Totals:
Acquisition of operating properties, net	—	4,270,192
Capital expenditures and tenant improvements	66,807	360,708
Total real estate investments	$66,807	$4,630,900

13. SEGMENTS

The Company’s reportable segments consist of three types of real estate properties for which the Company’s chief operating decision maker (CODM), which is our Chief Executive Officer (“CEO”), as the CEO has the final decision when allocating capital and personnel to the various segments, internally evaluate operating performance and financial results: Office/Industrial Properties, Model Home Properties and Retail Properties. The Company also has certain corporate-level activities including accounting, finance, legal administration, and management information systems which are not considered separate operating segments. There is no material inter-segment activity.

The CODM evaluates the performance of our segments based upon an internal net operating income (“NOI”), which is a non-GAAP supplemental financial measure on a quarterly basis as disclosed in the 10-Qs and 10-Ks. We believe that NOI is a widely accepted measure of comparative operating performance in the real estate community. However, our use of the term NOI may not be comparable to that of other real estate companies as they may have different methodologies for computing this amount. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements, parking income, and other operating income, net of provision for bad debt) less rental operating costs (property operating expenses, real estate taxes, insurance, utilities, repairs and maintenance, and asset management fees) excluding interest expense. NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income & expenses, depreciation & amortization, real estate acquisition fees & expenses, non-cash impairments and corporate general & administrative expenses. Quarterly the Company reviews and test for non-cash impairments, as required by GAAP, on all our properties (i.e. Office/Industrial Properties, Retail Properties, and Model Home Properties); however, the CODM does not consider those non-cash impairments with evaluating the segment’s cash operations and NOI.

The CODM uses NOI to evaluate and assess each segments’ performance and in deciding how to allocate resources. For Model Home performance the CODM also includes the gain or loss on sale of real estate assets net of any impairments, because we believe that is a major component in the operating success of the segment and part of the business model for Model Homes. The gain on sale of model homes resulted in cash flows to the Company that the CODM can decide on how to allocate to future operations.

The following tables compare the Company’s segment activity and NOI and adjusted NOI for Model Home income to its results of operations and financial position as of and for the years ended December 31, 2025 and 2024, respectively. The line items listed in the below NOI tables include the significant expense considered by the CODM for cash allocations on future investments. The Other Non-Segment & Consolidating Items represent corporate activity, the investment in Conduit Pharmaceutical, and other eliminating items for consolidation. The information for Corporate and Other are presented to reconcile back to the consolidated statement of operations, but is not considered a reportable segment. This includes the loss on Conduit marketable securities.

The following tables compare the Company’s segment activity to its results of operations and financial position as of and for years ended December 31, 2025, and 2024:

	For the Year Ended December 31, 2025

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$487,161	$9,585,303	$3,952,162	$—	$14,024,626
Recovery revenue	56,439	2,389,853	—	—	2,446,292
Other operating revenue	400	257,414	5,776	80,200	343,790
Total revenues	544,000	12,232,570	3,957,938	80,200	16,814,708

Rental operating costs	115,047	6,423,862	212,817	(593,674)	6,158,052
Net Operating Income (NOI)	428,953	5,808,708	3,745,121	673,874	10,656,656

Gain on Sale - Model Homes	—	—	950,434	—	950,434
Impairment of Model Homes	—	—	(339,609)	—	(339,609)

Adjusted NOI	$428,953	$5,808,708	$4,355,946	$673,874	$11,267,481

	For the Year Ended December 31, 2024

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$1,595,464	$9,778,458	$4,368,169	$—	$15,742,091
Recovery revenue	463,158	2,318,564	—	—	2,781,722
Other operating revenue	62,041	241,530	68,084	29,807	401,462
Total revenues	2,120,663	12,338,552	4,436,253	29,807	18,925,275

Rental operating costs	608,667	6,136,564	171,621	(660,775)	6,256,077
Net Operating Income (NOI)	1,511,996	6,201,988	4,264,632	690,582	12,669,198

Gain on Sale - Model Home	—	—	3,426,572	—	3,426,572
Impairment of Model Homes	—	—	(406,374)	—	(406,374)

Adjusted NOI	$1,511,996	$6,201,988	$7,284,830	$690,582	$15,689,396

Since a significant portion of the total operating expense for Retail and Office/Industrial are recouped as part of recovery revenue, the CODM looks at NOI as a whole when reviewing the segments. For the Model Home segment, the properties are leased on a triple net basis and the tenants are responsible for a significant portion of the operating expenses. Therefore, the CODM focuses on Model Home revenue, any impairments and the gain on sale of model homes.

The CODM reviews on a regular basis the GAAP performance of each segment, including the significant segment expenses reported for GAAP shown in the table below. Our significant segment expenses include consolidated expense categories presented in our consolidated statements of operations, as well as rental operating costs. This information is provided to the CODM and factors into the CODM’s decision making for company-wide strategy. The following tables compare the Company’s segment activity and to its results of GAAP operations and financial position as of and for the years ended December 31, 2025 and 2024, respectively. The information for Corporate and Other are presented to reconcile back to the consolidated statement of operations, but is not considered a reportable segment as noted above.

	For the Year Ended December 31, 2025

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$543,600	$11,975,156	$3,952,162	$—	$16,470,918
Fees and other income	400	257,414	5,776	80,200	343,790
Total revenue	544,000	12,232,570	3,957,938	80,200	16,814,708
Costs and expenses:
Rental operating costs	115,047	6,423,862	212,817	(593,674)	6,158,052
General and administrative	—	19,195	813,705	4,871,930	5,704,830
Depreciation and amortization	100,472	3,910,547	846,818	4,430	4,862,267
Impairment of goodwill and real estate assets	—	6,031,828	339,609	72,000	6,443,437
Total costs and expenses	215,519	16,385,432	2,212,949	4,354,686	23,168,586
Other income (expense):
Interest expense - mortgage notes	(276,961)	(3,757,328)	(2,010,791)	(5,357)	(6,050,437)
Interest and other income, net	—	—	(13,735)	34,616	20,881
Net loss in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	(188,287)	(188,287)
Gain on sales of real estate, net	4,494,358	—	950,434	—	5,444,792
Income tax (expense) benefit	—	(9,600)	(60,875)	(392,695)	(463,170)
Total other income, net	4,217,397	(3,766,928)	(1,134,967)	(551,723)	(1,236,221)
Net income (loss)	4,545,878	(7,919,790)	610,022	(4,826,209)	(7,590,099)
Less: Income attributable to noncontrolling interests	—	(47,710)	(637,876)	—	(685,586)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$4,545,878	$(7,967,500)	$(27,854)	$(4,826,209)	$(8,275,685)

	For the Year Ended December 31, 2024

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$2,058,622	$12,097,022	$4,368,169	$—	$18,523,813
Fees and other income	62,041	241,530	68,084	29,807	401,462
Total revenue	2,120,663	12,338,552	4,436,253	29,807	18,925,275
Costs and expenses:
Rental operating costs	608,667	6,136,564	171,621	(660,775)	6,256,077
General and administrative	—	2,330	820,217	6,704,128	7,526,675
Depreciation and amortization	394,461	4,154,769	952,627	13,661	5,515,518
Impairment of goodwill and real estate assets	—	1,377,937	406,374	185,000	1,969,311
Total costs and expenses	1,003,128	11,671,600	2,350,839	6,242,014	21,267,581
Other income (expense):
Interest expense - mortgage notes	(577,761)	(3,457,360)	(2,009,641)	(5,434)	(6,050,196)
Interest and other income, net	—	(171,734)	(23,890)	44,268	(151,356)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	(17,925,723)	(17,925,723)
Gain on sales of real estate, net	—	—	3,426,572	—	3,426,572
Income tax (expense) benefit	—	—	(55,543)	(5,312)	(60,855)
Total other income, net	(577,761)	(3,629,094)	1,337,498	(17,892,201)	(20,761,558)
Net income (loss)	539,774	(2,962,142)	3,422,912	(24,104,408)	(23,103,864)
Less: Income attributable to noncontrolling interests	—	(86,686)	(2,437,979)	—	(2,524,665)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$539,774	$(3,048,828)	$984,933	$(24,104,408)	$(25,628,529)

	December 31,	December 31,
Assets by Reportable Segment:	2025	2024
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$67,445,290	$74,425,180
Total assets (2)	$68,980,087	$76,292,662
Model Home Properties:
Land, buildings and improvements, net (1)	$36,688,462	$37,416,000
Total assets (2)	$37,301,777	$38,166,964
Retail Properties:
Land, buildings and improvements, net (1)	$4,508,851	$15,743,789
Total assets (2)	$4,669,852	$16,673,605
Reconciliation to Total Assets:
Total assets for reportable segments	$110,951,716	$131,133,231
Corporate and other assets:
Cash, cash equivalents and restricted cash	$173,621	564,922
Other assets, net	$10,927,537	10,871,497
Total Assets	$122,052,874	$142,569,650

(1)	Includes lease intangibles.
(2)	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	For the Year Ended December 31,
Capital Expenditures by Reportable Segment	2025	2024
Office/Industrial Properties:
Capital expenditures and tenant improvements, office	$2,513,488	$2,044,704
Model Home Properties:
Acquisition of operating properties, model home	9,444,465	9,729,351
Retail Properties:
Capital expenditures and tenant improvements, retail	—	217,121
Totals:
Acquisition of operating properties, net	9,444,465	9,729,351
Capital expenditures and tenant improvements	2,513,488	2,261,825
Total real estate investments	$11,957,953	$11,991,176